Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements
4.	Fair Value Measurements

 The Company applies the provisions of ASC 820-10, “Fair Value Measurements and Disclosures.” ASC 820-10 defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities From Equity” and ASC 815, “Derivatives and Hedging.” Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair values of freestanding derivative instruments such as warrant and option derivatives are valued using the Black-Scholes model.

The Company uses Level 2 inputs for its valuation methodology for the warrant derivatives as their fair values were determined by using the Black-Scholes option pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

At March 31, 2012, the Company determined the fair value of the derivative warrant liability to be $452 using the Black-Scholes option pricing model with the following assumptions: 1) expected life 4 years, 2) a risk free interest rate of .51%, 3) a dividend yield of 0% and 4) a volatility of 175%.

The Company identified the following liabilities that are required to be presented on the balance sheet at fair value:

Measured at Fair Value on a Recurring Basis

Warrant derivative liabilities
(in thousands)	Total	Level 1	Level 2	Level 3

March 31, 2012	$452	$-	$452	$-

March 31, 2011	$223	$-	$223	$-

Balance at March 31, 2010	$-
Total gains or losses (realized/unrealized) included in earnings	-
Purchases, issuances and settlements	223

Balance at March 31, 2011	$223
Total gains or losses (realized/unrealized) included in earnings	4,447
Purchases, issuances and settlements	(4,218)

Balance at March 31, 2012	$452

Total amount of gains and losses for the period included in earnings attributable to the change in unrealized gains or losses related to liabilities still held at March 31, 2012	4,447

The warrant derivative liability is included in the accompanying consolidated balance sheet, and is discussed further at Note 12.

The Company did not identify any other recurring assets and liabilities that are required to be presented in the consolidated balance sheets at fair value in accordance with ASC 825.

Measured at Fair Value on A Nonrecurring Basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following table presents the assets and liabilities carried on the balance sheet by caption and by level within the fair value hierarchy (as described above) as of March 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded during the years ended March 31, 2012 and 2011.

		Carrying value at March 31, 2012			Cumulative losses
(in thousands)	Total	Level 1	Level 2	Level 3	as of March 31, 2012

Goodwill and other intangible assets	4,457			4,457	74,058

		Carrying value at March 31, 2011			Cumulative losses
(in thousands)	Total	Level 1	Level 2	Level 3	as of March 31, 2011

Goodwill and other intangible assets	9,975			9,975	68,770

Goodwill and other intangible assets measured at fair value on a nonrecurring basis relate to goodwill and intangible assets that were acquired in connection with an acquisition. Losses of $74,058 and $68,770 represent the cumulative impairment charge related to these intangible assets recorded in fiscal years 2012 and 2011, respectively. The fair value of these intangible assets was calculated based on the methods and criteria described in Note 9 – Goodwill and Intangible Assets.

The Company performs a review of the fair value of goodwill and intangible assets. Fair value is defined under ASC 820, Fair Value Measurements and Disclosures as, “The price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”.